Offsetting financial assets and liabilities (Tables)	12 Months Ended
Oct. 31, 2018
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Schedule of Financial Assets and Financial Liabilities

The following table identifies the amounts that have been offset on the consolidated balance sheet in accordance with the requirements of IAS 32 “Financial Instruments: Presentation”, and also those amounts that are subject to enforceable netting agreements but do not qualify for offsetting on the consolidated balance sheet either because we do not have a currently enforceable legal right to set-off the recognized amounts, or because we do not intend to settle on a net basis or to realize the asset and settle the liability simultaneously.

Financial assets

	Amounts subject to enforceable netting agreements
	Gross amounts of recognized financial assets	Gross amounts offset on the consolidated balance sheet (1)		Related amounts not set-off on the consolidated balance sheet			Amounts not subject to enforceable netting agreements	(4)	Net amounts presented on the consolidated balance sheet
$ millions, as at October 31			Net amounts	Financial instruments (2)	Collateral received (3)	Net amounts
2018
Derivatives	$33,862	$(14,750)	$19,112	$(11,789)	$(4,794)	$2,529	$2,319		$21,431
Cash collateral on securities borrowed	5,488	–	5,488	–	(5,406)	82	–		5,488
Securities purchased under resale agreements	45,028	(1,578)	43,450	–	(43,358)	92	–		43,450
	$84,378	$(16,328)	$68,050	$(11,789)	$(53,558)	$2,703	$2,319		$70,369
2017
Derivatives	$31,147	$(9,458)	$21,689	$(13,977)	$(3,939)	$3,773	$2,653		$24,342
Cash collateral on securities borrowed	5,035	–	5,035	–	(4,901)	134	–		5,035
Securities purchased under resale agreements	40,999	(616)	40,383	–	(40,334)	49	–		40,383
	$77,181	$(10,074)	$67,107	$(13,977)	$(49,174)	$3,956	$2,653		$69,760

Financial liabilities

	Amounts subject to enforceable netting agreements
	Gross amounts of recognized financial liabilities	Gross amounts offset on the consolidated balance sheet (1)		Related amounts not set-off on the consolidated balance sheet			Amounts not subject to enforceable netting agreements	(4)	Net amounts presented on the consolidated balance sheet
$ millions, as at October 31			Net amounts	Financial instruments (2)	Collateral pledged (3)	Net amounts
2018
Derivatives	$33,358	$(14,750)	$18,608	$(11,789)	$(5,539)	$1,280	$2,365		$20,973
Cash collateral on securities lent	2,731	–	2,731	–	(2,697)	34	–		2,731
Obligations related to securities sold under repurchase agreements	32,418	(1,578)	30,840	–	(30,780)	60	–		30,840
	$68,507	$(16,328)	$52,179	$(11,789)	$(39,016)	$1,374	$2,365		$54,544
2017
Derivatives	$31,058	$(9,458)	$21,600	$(13,977)	$(5,468)	$2,155	$1,671		$23,271
Cash collateral on securities lent	2,024	–	2,024	–	(1,983)	41	–		2,024
Obligations related to securities sold under repurchase agreements	28,587	(616)	27,971	–	(27,924)	47	–		27,971
	$61,669	$(10,074)	$51,595	$(13,977)	$(35,375)	$2,243	$1,671		$53,266

(1)

Comprises amounts related to financial instruments which qualify for offsetting. Effective beginning in 2017, derivatives cleared through the Chicago Mercantile Exchange (CME) are considered to be settled-to-market and not collateralized-to-market. Derivatives which are settled-to-market are settled on a daily basis, resulting in derecognition, rather than offsetting, of the related amounts. As a result, settled-to-market amounts are no longer considered to be subject to enforceable netting arrangements. In the absence of this change, an amount of $531 million as at October 31, 2018 (2017: $230 million) relating to derivatives cleared through CME would otherwise have been considered to be offset on the consolidated balance sheet.

(2)

Comprises amounts subject to set-off under enforceable netting agreements, such as ISDA agreements, derivative exchange or clearing counterparty agreements, global master repurchase agreements, and global master securities lending agreements. Under such arrangements, all outstanding transactions governed by the relevant agreement can be offset if an event of default or other predetermined event occurs.

(3)	Collateral received and pledged amounts are reflected at fair value, but have been limited to the net balance sheet exposure so as not to include any over-collateralization.
(4)	Includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction, exchange-traded derivatives and derivatives which are settled-to-market.